UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq. Schulte Roth & Zabel LLP 919 3rd Avenue, 24th Floor New York, NY 10122
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2015 Fair Value

	Investments in Securities – 109.98%
	Common Stock – 109.98%
	United States – 83.25%
	Apparel Manufacturers – 1.30%
204,729	Carter’s, Inc.		$18,931,291

	Cable / Satellite Television – 2.35%
604,090	Comcast Corp., Class A		34,112,962

	Commercial Services – 0.42%
73,950	Cintas Corp.		6,036,539

	Commercial Services - Finance – 0.99%
95,460	FleetCor Technologies, Inc.*		14,406,823

	Computer Aided Design – 0.83%
314,378	Aspen Technology, Inc.*	(a)	12,100,409

	Computers – 1.88%
219,410	Apple, Inc.	(a)	27,301,186

	Consulting Services – 1.73%
351,895	Verisk Analytics, Inc., Class A*		25,125,303

	Data Processing / Management – 0.60%
109,640	Fiserv, Inc.*		8,705,416

	E-Commerce / Services – 2.98%
274,550	Coupons.com, Inc.*		3,223,217
410,580	Groupon, Inc.*		2,960,282
445,052	TripAdvisor, Inc.*		37,014,975
			43,198,474

	Electronic Components - Semiconductors – 5.91%
1,070,140	Freescale Semiconductor, Ltd.*		43,618,906
359,061	OmniVision Technologies, Inc.*		9,468,439
1,267,250	ON Semiconductor Corp.*		15,346,398
411,550	Xilinx, Inc.	(a)	17,408,565
			85,842,308

	Electronic Design Automation – 3.48%
657,710	Cadence Design Systems, Inc.*	(a)	12,128,172

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2015 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Design Automation (continued)
829,352	Synopsys, Inc.*	(a)	$38,415,585
			50,543,757

	Entertainment Software – 2.01%
812,130	Activision Blizzard, Inc.	(a)	18,455,654
419,930	Take-Two Interactive Software, Inc.*		10,689,318
			29,144,972

	Finance - Credit Card – 6.13%
479,760	MasterCard, Inc., Class A	(a)	41,446,466
726,280	Visa, Inc., Class A		47,505,975
			88,952,441

	Finance - Other Services – 3.84%
238,740	Intercontinental Exchange, Inc.	(a)	55,690,880

	Internet Content - Entertainment – 2.02%
355,750	Facebook, Inc., Class A*		29,247,986

	Investment Management / Advisory Services – 1.98%
133,760	Affiliated Managers Group, Inc.*		28,728,973

	Medical - Biomedical / Genetics – 6.57%
190,640	Alexion Pharmaceuticals, Inc.*	(a)	33,037,912
76,260	BioMarin Pharmaceutical, Inc.*		9,503,521
458,940	Celgene Corp.*		52,906,604
			95,448,037

	Medical - Drugs – 0.75%
54,700	Valeant Pharmaceuticals International, Inc.*		10,864,514

	Medical - Generic Drugs – 3.86%
188,280	Actavis PLC*		56,035,894

	Medical - Outpatient / Home Medical – 2.26%
874,743	Premier, Inc., Class A*		32,872,842

	Medical - Wholesale Drug Distribution – 2.14%
273,820	AmerisourceBergen Corp.	(a)	31,125,119

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2015 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Multimedia – 2.06%
911,090	Twenty-First Century Fox, Inc., Class B	(a)	$29,956,639

	Publishing - Newspapers – 1.74%
1,586,545	News Corp., Class B*	(a)	25,178,469

	Retail - Discount – 11.74%
322,250	Costco Wholesale Corp.	(a)	48,819,264
611,510	Dollar General Corp.		46,095,624
931,232	Dollar Tree, Inc.*	(a)	75,564,820
			170,479,708

	Retail - Drug Stores – 3.99%
684,500	Walgreens Boots Alliance, Inc.		57,963,460

	Retail - Major Department Store – 2.28%
412,460	Nordstrom, Inc.	(a)	33,128,787

	Semiconductor Components - Integrated Circuits – 1.53%
241,300	Analog Devices, Inc.		15,201,900
273,900	Atmel Corp.		2,254,197
136,900	Maxim Integrated Products, Inc.		4,765,489
			22,221,586

	Semiconductor Equipment – 2.64%
343,500	Applied Materials, Inc.		7,749,360
288,940	Lam Research Corp.		20,293,701
545,990	Teradyne, Inc.		10,291,911
			38,334,972

	Television – 3.05%
729,630	CBS Corp., Class B – Non Voting	(a)	44,237,467

	Transport - Rail – 0.19%
27,400	Kansas City Southern		2,796,992
	Total United States (Cost $1,036,476,270)		$1,208,714,206

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2015 Fair Value

	Common Stock – (continued)
	China – 8.41%
	E-Commerce / Products – 2.72%
1,339,140	Vipshop Holdings, Ltd. - Sponsored ADS*		$39,424,282

	E-Commerce / Services – 0.39%
946,600	SouFun Holdings, Ltd. - Sponsored ADR		5,679,600

	Gas - Distribution – 0.40%
951,000	ENN Energy Holdings, Ltd.		5,832,527

	Internet Security – 0.48%
137,210	Qihoo 360 Technology Co., Ltd. - Sponsored ADR*		7,025,152

	Web Portals / ISP – 4.42%
307,867	Baidu, Inc. - Sponsored ADR*	(a)	64,159,483
	Total China (Cost $108,782,024)		$122,121,044

	Hong Kong – 3.74%
	Alternative Waste Technology – 3.74%
32,469,633	China Everbright International, Ltd.		54,359,795
	Total Hong Kong (Cost $9,577,987)		$54,359,795

	Israel – 0.40%
	Electronic Components - Semiconductors – 0.40%
342,500	Tower Semiconductor, Ltd.*		5,815,650
	Total Israel (Cost $5,375,669)		$5,815,650

	Japan – 14.18%
	Audio / Video Products – 4.92%
2,687,900	Sony Corp.		71,501,930

	Chemicals - Diversified – 0.81%
547,400	Hitachi Chemical Co., Ltd,		11,740,585

	E-Commerce / Products – 2.45%
2,009,483	Rakuten, Inc.		35,499,871

	Electric Products - Miscellaneous – 1.00%
273,700	Mabuchi Motor Co., Ltd.		14,538,788

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		March 31, 2015 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – 1.28%
766,500	Alps Electric Co., Ltd.	$18,555,522

	Entertainment Software – 1.22%
273,800	Capcom Co., Ltd.	5,454,608
569,833	Square Enix Holdings Co., Ltd.	12,226,478
		17,681,086

	Finance - Other Services – 1.74%
868,389	Japan Exchange Group, Inc.	25,236,613

	Metal Products - Distribution – 0.76%
273,358	MISUMI Group, Inc.	11,055,732
	Total Japan (Cost $162,966,356)	$205,810,127

	Total Common Stock (Cost $1,323,178,306)	$1,596,820,822

	Total Investments in Securities (Cost $1,323,178,306) – 109.98%	$1,596,820,822

	Other Liabilities in Excess of Assets – (9.98%)**	(144,903,337)

	Members’ Capital – 100.00%	$1,451,917,485

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $135,186,570 invested in a BNY Mellon Cash Reserve Account, which is 9.31% of Members’ Capital and foreign currency with a U.S. Dollar value of $17,260,288 held in BNY Mellon Cash Reserve Accounts, which are 1.19% of Members’ Capital. $95,550,798 is restricted cash and is in a segregated account.

At December 31, 2014, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,389,287,004 and $377,185,895, respectively.

For Federal income tax purposes, at December 31, 2014, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $175,854,636, consisting of $249,630,019 gross unrealized gain and $73,775,383 gross unrealized loss.

ADR	American Depository Receipt

ADS	American Depository Shares

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2015 Fair Value

	Securities Sold, Not Yet Purchased – 23.59%
	Common Stock – 23.59%
	United States – 13.07%
	Beverages - Non-Alcoholic – 0.81%
289,540	The Coca-Cola Co.	$11,740,847

	Casino Hotels – 0.73%
191,600	Las Vegas Sands Corp.	10,545,664

	Commercial Services - Finance – 0.60%
415,750	The Western Union Co.	8,651,758

	Computer Services – 0.65%
212,230	Teradata Corp.*	9,367,832

	Computers - Memory Devices – 1.28%
356,000	Seagate Technology PLC	18,522,680

	Electric - Integrated – 2.29%
226,000	Consolidated Edison, Inc.	13,786,000
208,410	Edison International	13,019,373
145,270	The Southern Co.	6,432,555
		33,237,928

	Electronic Components - Miscellaneous – 0.54%
348,830	Corning, Inc.	7,911,465

	Electronic Components - Semiconductors – 1.27%
75,860	Cree, Inc.*	2,692,271
268,500	Intel Corp.	8,395,995
151,020	Microchip Technology, Inc.	7,384,878
		18,473,144

	REITS - Apartments – 0.66%
123,270	Camden Property Trust	9,631,085

	REITS - Diversified – 0.58%
75,550	Vornado Realty Trust	8,461,600

	REITS - Office Property – 1.02%
54,730	Boston Properties, Inc.	7,688,470
385,970	Piedmont Office Realty Trust, Inc., Class A	7,182,902
		14,871,372

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2015 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Apparel / Shoes – 0.39%
109,887	The Buckle, Inc.	$5,614,127

	Retail - Bedding – 0.39%
73,000	Bed, Bath & Beyond, Inc.*	5,604,575

	Retail - Regional Department Stores – 0.49%
109,820	Macy’s, Inc.	7,128,416

	Telephone - Integrated – 0.68%
303,800	AT&T, Inc.	9,919,070

	Toys – 0.69%
95,770	Hasbro, Inc.	6,056,495
174,000	Mattel, Inc.	3,975,900
		10,032,395
	Total United States (Proceeds $184,660,600)	$189,713,958

	China – 2.66%
	Computers – 0.47%
4,656,000	Lenovo Group, Ltd.	6,798,062

	E-Commerce / Products – 0.94%
164,300	Alibaba Group Holding, Ltd. - Sponsored ADS*	13,676,332

	Electronic Components - Miscellaneous – 0.49%
1,157,030	AAC Technologies Holdings, Inc.	7,140,889

	Metal - Aluminum – 0.19%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR*	2,678,208

	Metal Processors & Fabrication – 0.30%
9,732,000	China Zhongwang Holdings, Ltd.	4,355,694

	Real Estate Operations / Development – 0.27%
3,872,800	Guangzhou R&F Properties Co., Ltd., Class H	3,971,165
	Total China (Proceeds $38,872,284)	$38,620,350

	Hong Kong – 0.97%
	Distribution / Wholesale – 0.58%
8,701,000	Li & Fung, Ltd.	8,495,536

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2015 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Electric - Integrated – 0.39%
640,500	CLP Holdings, Ltd.	$5,596,986
	Total Hong Kong (Proceeds $16,198,312)	$14,092,522

	India – 0.33%
	Computer Services – 0.33%
138,500	Infosys, Ltd. - Sponsored ADR	4,858,580
	Total India (Proceeds $4,379,359)	$4,858,580

	Japan – 4.36%
	Building Products - Doors & Windows – 0.50%
1,108,000	Asahi Glass Co., Ltd.	7,280,814

	Chemicals - Diversified – 0.49%
528,893	Kuraray Co., Ltd.	7,175,784

	Diversified Manufacturing Operations – 0.74%
2,547,000	Toshiba Corp.	10,708,922

	Electric Products - Miscellaneous – 0.35%
314,000	Brother Industries, Ltd.	5,009,087

	Machinery - Construction & Mining – 0.74%
545,391	Komatsu, Ltd.	10,744,687

	Office Automation & Equipment – 1.54%
629,700	Canon, Inc.	22,306,538
	Total Japan (Proceeds $59,518,801)	$63,225,832

	South Korea – 0.36%
	Electronic Components - Miscellaneous – 0.36%
367,259	LG Display Co., Ltd. - Sponsored ADR	5,255,476
	Total South Korea (Proceeds $5,291,744)	$5,255,476

	Switzerland – 0.50%
	Computers - Peripheral Equipment – 0.50%
555,952	Logitech International SA	7,310,769
	Total Switzerland (Proceeds $6,932,879)	$7,310,769

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2015 Fair Value

	Common Stock – (continued)
	Taiwan – 1.34%
	Electronic Components - Miscellaneous – 0.50%
1,459,100	AU Optronics Corp. - Sponsored ADR	$7,310,091

	Semiconductor Components - Integrated Circuits – 0.84%
654,337	Siliconware Precision Industries Co., Ltd. - Sponsored ADR	5,352,477
2,804,033	United Microelectronics Corp. - Sponsored ADR	6,841,840
		12,194,317
	Total Taiwan (Proceeds $15,720,826)	$19,504,408

	Total Common Stock (Proceeds $331,574,805)	$342,581,895

	Total Securities Sold, Not Yet Purchased (Proceeds $331,574,805)	$342,581,895

*	Non-income producing security.

ADR	American Depository Receipt

ADS	American Depository Shares

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2015 Unrealized Gain/(Loss)

	Swap Contracts - 0.95%
	Total Return Swap Contracts - Long - 1.16%
	United States – (0.03%)
	Semiconductor Components - Integrated Circuits - (0.07%)
$34,553,979	6/1/2018	QUALCOMM, Inc.	$(1,001,197)

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - 0.04%
25,399,854	6/1/2018	Google, Inc., Class A	585,346

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$(415,851)

	Japan – 0.08%
	Television - 0.08%
7,796,550	12/24/2019	Nippon Television Holdings, Inc.	1,197,289

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Total Japan		$1,197,289

	Luxembourg – 0.03%
	Retail - Discounts - 0.03%
4,308,233	12/13/2018	B&M European Value Retail SA	426,080

		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Total Luxembourg		$426,080

	South Korea – 0.65%
	Electronic Components - Semiconductors - 0.65%
59,827,911	12/28/2018	Samsung Electronics Co., Ltd	8,896,328

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

3,855,812	4/2/2019	Samsung Electronics Co., Ltd	571,598

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			9,467,926

	Total South Korea		$9,467,926

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2015 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	United Kingdom – 0.43%
	Hotels & Motels - 0.29%
$38,989,317	12/13/2018	Whitbread PLC	$4,225,331

		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Discounts - 0.06%
7,680,364	12/13/2018	Poundland Group PLC	901,047

		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Television - 0.08%
8,006,204	12/13/2018	ITV PLC	1,153,107

		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of ITV PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Total United Kingdom		$6,279,485

	Total Return Swap Contracts - Long		$16,954,929

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2015 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.21%)
	Australia - 0.06%
	Food - Retail - 0.06%
$5,611,114	12/27/2019	Wesfarmers, Ltd.	$92,603

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

26,024,807	12/27/2019	Woolworths, Ltd.	790,811

		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			883,414
	Total Australia		$883,414

	Belgium – (0.06%)
	Food - Retail - (0.06%)
3,811,271	1/4/2019	Delhaize Group SA	(848,995)

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Belgium		$(848,995)

	Japan - 0.26%
	Audio / Video Products - 0.16%
12,370,123	12/24/2019	Sharp Corp.	2,320,857

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

	Electronic Components - Miscellaneous - 0.02%
5,888,469	12/24/2019	NEC Corp.	300,920

		Agreement with Morgan Stanley, dated 07/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Machinery - Construction & Mining - 0.01%
6,107,809	12/24/2019	Hitachi Construction Machine Co, Ltd.	143,880

		Agreement with Morgan Stanley, dated 03/03/2015 to deliver the total return of the shares of Hitachi Construction Machine Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Office Automation & Equipment - 0.07%
15,505,460	12/24/2019	Seiko Epson Corp.	1,085,902

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Japan		$3,851,559

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2015 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Netherlands – (0.09%)
	Food - Retail - (0.09%)
$11,639,793	1/4/2019	Koninklijke (Royal) KPN NV	$(1,331,418)

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Netherlands		$(1,331,418)

	South Korea – (0.04%)
	Electric Products - Miscellaneous - (0.06%)
399,095	12/28/2018	LG Innotek Co., Ltd.	(62,459)

		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

8,575,610	4/2/2019	LG Innotek Co., Ltd.	(842,753)

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.
			(905,212)

	Electronic Components - Semiconductors - 0.02%
12,800,703	4/2/2019	SK Hynix, Inc.	262,956

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total South Korea		$(642,256)

	Spain - (0.04%)
	Food - Retail - (0.04%)
5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	(620,435)

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Spain		$(620,435)

	Taiwan - (0.19%)
	Computers - 0.05%
9,468,440	1/25/2018	Asustek Computer, Inc.	627,049

		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.99%.

5,635,726	1/25/2018	Quanta Computer, Inc.	76,147

		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.98%.

			703,196

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2015 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Computers - Peripheral Equipment - (0.04%)
$14,148,360	1/25/2018	Innolux Display Corp.	$(624,620)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.75%.

	Electronic Components - Miscellaneous - 0.00%
11,490,601	1/25/2018	AU Optronics Corp.	(894,686)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

15,863,503	1/25/2018	Hon Hai Precision Industry Co., Ltd.	816,778

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(77,908)

	Electronic Components - Semiconductors - 0.06%
12,153,681	1/25/2018	Inotera Memories, Inc.	810,403

		Agreement with Morgan Stanley, dated 10/07/2014 to deliver the total return of the shares of Inotera Memories, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Metal Processors & Fabrication - (0.20%)
8,887,443	1/25/2018	Catcher Technology Co., Ltd.	(2,904,995)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

	Photo Equipment & Supplies - (0.01%)
589,791	1/25/2018	Largan Precision Co., Ltd.	(127,851)

		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

	Semiconductor Components - Integrated Circuits - (0.19%)
12,053,579	1/25/2018	Novatek Microelectronics Corp.	647,169

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date		March 31, 2015 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Semiconductor Components - Integrated Circuits - (continued)
$5,942,041	1/25/2018	Powertech Technology, Inc.	$(377,744)

		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

4,898,857	1/25/2018	Realtek Semiconductor Corp.	19,085

		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.41%

3,993,228	1/25/2018	Siliconware Precision Industries Co., Ltd.	(561,979)

		Agreement with Morgan Stanley, dated 07/31/2014 to deliver the total return of the shares of Siliconware Precision Industries Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

2,238,522	1/25/2018	United Microelectronics Corp.	(232,343)

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.49%.

			(505,812)
	Total Taiwan		$(2,727,587)

	United Kingdom – (0.11%)
	Food - Retail - (0.11%)
8,084,894	12/13/2018	J Sainsbury PLC	(202,842)

		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%.

6,208,744	12/13/2018	Tesco PLC	(1,394,603)

		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

5,477,199	12/13/2018	WM Morrison Supermarkets PLC	(67,425)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(1,664,870)
	Total United Kingdom		$(1,664,870)

	Total Return Swap Contracts - Short		$(3,100,588)

	Total Swap Contracts		$13,854,341

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Company's investment at fair value

		Securities Sold,	Other
	Investments	Not Yet	Financial
Valuation Inputs	in Securities	Purchased	Instruments
Level 1 - Quoted Prices
Common Stock	$1,596,820,822	$342,581,895	$—

Level 2 - Other Significant
Observable Inputs
Total Return Swaps	—	—	13,854,341

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$1,596,820,822	$342,581,895	$13,854,341

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 7, 2015

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 7, 2015

* Print the name and title of each signing officer under his or her signature.